UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22476

Excelsior Private Markets Fund II (Master), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2012

Excelsior Private Markets Fund II (Master), LLC

For the six months ended September 30, 2012

Excelsior Private Markets Fund II (Master), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets (Unaudited)
September 30, 2012

Assets

Investments, at fair value (cost $22,028,664)	$29,065,378
Cash and cash equivalents	5,573,563
Due from manager	223,000
Investments made in advance	75,000
Other assets	27,730

Total assets	$34,964,671

Liabilities

Advisory fee payable	294,643
Administration fee payable	32,500
Professional fees payable	26,362
Custody fees payable	11,222
Other payables	572

Total liabilities	365,299

Members’ Equity - Net Assets	$34,599,372

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$26,990,544
Accumulated net investment loss	(1,282,668)
Accumulated net realized gains	1,854,782
Accumulated net unrealized appreciation on investments	7,036,714

Total Members' Equity - Net Assets	$34,599,372

Units of Membership Interests Outstanding (unlimited units authorized)	27,802.31
Net Asset Value Per Unit	$1,244.48

The accompanying notes are an integral part of these Financial Statements.

1

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments (Unaudited)
September 30, 2012

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout (47.29%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 9/2012	North America	$496,265
Apax US VII, L.P.	Secondary	12/2011 - 8/2012	North America	2,850,000
BC European Capital IX	Primary	3/2012 - 9/2012	Europe	468,194
Carlyle Partners III, L.P.	Secondary	4/2012 - 6/2012	North America	255,180
CHAMP 1A Trust	Secondary	7/2012 - 9/2012	Oceania	1,007,342
CVC European Equity Partners II	Secondary	3/2012	Europe	306,642
Doughty Hanson & Co III Limited Partnership 15	Secondary	2/2012	Europe	250,955
Green Equity Investors VI, L.P.	Primary	-	North America	-
Hancock Mezzanine Partners, L.P.	Secondary	6/2012 - 7/2012	North America	81,733
HgCapital Mercury C L.P.	Primary	12/2011 - 6/2012	Europe	11,375
Industri Kapital 1997 Limited	Secondary	2/2012 - 6/2012	Europe	438,385
Permira Europe Fund I	Secondary	3/2012	Europe	69,876
Swander Pace Capital Partners V, L.P.	Primary	7/2012 - 8/2012	North America	4,912
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 8/2012	North America	6,108,235
Vision Capital Partners IV, L.P.	Secondary	2/2012 - 8/2012	Europe	330,025
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 9/2012	Europe	3,679,776
				16,358,895
Special Situations (11.34%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 8/2012	North America	1,238,926
Australasian Media & Communications Fund No. 2-A	Secondary	7/2012 - 9/2012	Oceania	342,344
Australasian Media & Communications Fund No. 2-B	Secondary	7/2012 - 9/2012	Oceania	342,344
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 9/2012	Oceania	674,570
Royalty Opportunities S.ár.L.	Primary	8/2011 - 8/2012	Europe	1,323,974
				3,922,158
Venture Capital (25.38%)
Abingworth Bioventures II	Secondary	3/2012	Europe	79,211
Abingworth Bioventures IIa, L.P.	Secondary	2/2012	Europe	8,877
Boulder Ventures III	Secondary	3/2012	North America	98,161
Columbia Capital Equity Partners II (Cayman), L.P.	Secondary	2/2012	North America	25,863
Francisco Partners, L.P.	Secondary	4/2012	North America	1,823,976
Intersouth Partners V	Secondary	3/2012	North America	253,805
InterWest Partners IX, L.P.	Secondary	12/2011	North America	1,966,583
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	812,987
InterWest Partners X, L.P.	Secondary	12/2011 - 6/2012	North America	670,778
JK & B Capital III	Secondary	4/2012 - 7/2012	North America	213,304
Lightspeed China Partners I, L.P.	Primary	5/2012	North America	297,259
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 8/2012	North America	461,142
MPM Bioventures II-QP, L.P.	Secondary	2/2012 - 5/2012	North America	691,150
Polaris Venture Partners III	Secondary	3/2012	North America	428,226
Sofinnova Capital III FCPR	Secondary	2/2012	Europe	97,352
Sofinnova Venture Partners V	Secondary	4/2012	North America	337,915
Tudor Ventures II, L.P.	Secondary	4/2012	North America	517,736
				8,784,325

Total Investments in Portfolio Funds (cost $22,028,664) (84.01%)				29,065,378
Other Assets & Liabilities (Net) (15.99%)				5,533,994
Members' Equity - Net Assets (100.00%)				$34,599,372

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2012, aggregated $22,028,664. Total fair value of illiquid and restricted securities at September 30, 2012, was $29,065,378 or 84.01% of net assets.
(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at September 30, 2012, for Federal income tax purposes aggregated $21,325,729. The net and gross unrealized appreciation for Federal income tax purposes is estimated to be $7,739,649, which consists of unrealized appreciation and depreciation of $9,041,799 and $1,302,150, respectively.
(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these Financial Statements.

2

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations (Unaudited)
For the six months ended September 30, 2012

Investment income:

Interest	$233

Total investment income	233

Operating expenses:

Advisory fee	294,643
Professional fees	195,625
Board of Managers fees	100,000
Administration fee	32,500
Custody fees	12,691
Organizational fees	2,962
Other fees	2,340

Total operating expenses	640,761

Net investment loss	(640,528)

Net realized and unrealized gain on investments
Net realized gain on investments	1,422,142
Net change in unrealized appreciation on investments	4,268,445

Net realized and unrealized gain on investments	5,690,587

Net increase in Members’ Equity – Net Assets resulting from operations	$5,050,059

The accompanying notes are an integral part of these Financial Statements.

3

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

Period from the Commencement of Operations (August 10, 2011) to March 31, 2012 (Audited)

	Excelsior Private Markets Fund II (TI), LLC	Excelsior Private Markets Fund II (TE), LLC	Investment Adviser (Note 1)	Total
Members' committed capital	$53,070,000	$42,190,000	$1,000	$95,261,000
Members' capital at August 10, 2011	$-	$-	$-	$-
Capital contributions	9,552,600	7,594,200	180	17,146,980
Net investment loss	(357,738)	(284,395)	(7)	(642,140)
Net realized gain on investments	241,024	191,611	5	432,640
Net change in unrealized appreciation on investments	1,542,206	1,226,034	29	2,768,269
Members' capital at March 31, 2012	$10,978,092	$8,727,450	$207	$19,705,749

For the six months ended September 30, 2012 (Unaudited)
	Excelsior Private Markets Fund II (TI), LLC	Excelsior Private Markets Fund II (TE), LLC	Investment Adviser (Note 1)	Total
Members' committed capital	$60,247,475	$89,698,990	$1,000	$149,947,465

Members' capital at April 1, 2012	$10,978,092	$8,727,450	$207	$19,705,749
Capital contributions	1,291,946	8,551,618	-	9,843,564
Net investment loss	(157,627)	(482,899)	(2)	(640,528)
Net realized gain on investments	504,209	917,925	8	1,422,142
Net change in unrealized appreciation on investments	1,285,080	2,983,347	18	4,268,445
Members' capital at September 30, 2012	$13,901,700	$20,697,441	$231	$34,599,372

The accompanying notes are an integral part of these Financial Statements.

4

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows (Unaudited)
For the six months ended September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$5,050,059
Contributions to investments in Portfolio Funds	(14,321,401)
Distributions received from Portfolio Funds	2,268,412
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(1,422,142)
Change in net unrealized (appreciation) depreciation on investments	(4,268,445)
Changes in assets and liabilities related to operations
(Increase) decrease in due from Manager	(223,000)
(Increase) decrease in investments made in advance	4,957,658
(Increase) decrease in other assets	(100)
(Increase) decrease in due from Investor	279,050
Increase (decrease) in advisory fee payable	170,822
Increase (decrease) in administration fee payable	(10,833)
Increase (decrease) in professional fees payable	(23,638)
Increase (decrease) in custody fees payable	11,222
Increase (decrease) in payable due to investment advisor	(118,857)
Increase (decrease) in other payables	572

Net cash provided by (used in) operating activities	(7,650,621)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	9,843,564

Net cash provided by (used in) financing activities	9,843,564

Net change in cash and cash equivalents	2,192,943
Cash and cash equivalents at beginning of period	3,380,620

Cash and cash equivalents at end of period	$5,573,563

The accompanying notes are an integral part of these Financial Statements.

5

Excelsior Private Markets Fund II (Master), LLC
Financial Highlights (Unaudited)

	For the six months ended September 30, 2012	Period from the Commencement of Operations (August 10, 2011) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,093.89	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	20.74	(121.14)
Net realized and unrealized gain on investments	129.85	215.03
Increase in net assets resulting from operations after incentive carried interest	150.59	93.89

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$1,244.48	$1,093.89
TOTAL NET ASSET VALUE RETURN (1), (3)	16.42%	14.99%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$34,599	$34,599
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	7.34%	7.99%
Net change in incentive carried interest	-	-
Expenses plus incentive carried interest	7.34%	7.99%
Net investment income (loss) excluding incentive carried interest	(7.34)%	(7.99)%
Portfolio Turnover Rate (5)	12.67%	21.25%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (6)	36.43%	59.05%
Internal Rate of Return after incentive carried interest, including expenses (7)	36.43%	59.05%

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the six months ended September 30, 2012, represents the initial contribution per unit of $1,000.

Subsequent contribuitons were made at a per unit value of $824.01 and $1,037.36.

(3)	Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested. The Company's units are not traded in any market, therefore, the market value total investment return is not calculated.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds. Ratios for the six months ended September 30, 2012, have been annualized, excluding the organizational fees and incentive carried interest.
(5)	Not annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of September 30, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of September 30, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these Financial Statements.

6

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by a majority interest of the Members as defined in the Company's limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout, venture capital, and special situations (distressed debt, mezzanine, secondaries, natural resources, opportunistic real estate, royalties, and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's Members' capital owned by the TE Fund was 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Bank of America Capital Advisors LLC (the "Investment Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Company and provides management services to the Feeder Funds. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. The Investment Adviser is responsible for identifying, evaluating, structuring, monitoring, and disposing of the Company's investments. The Investment Adviser has made an investment in the Company in exchange for 0.20 units of the Company's net assets.

7

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2012, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ Capital was 40.18% and 59.82%, respectively.

2. Significant Accounting Policies

A.  Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B.  Recent Accounting Pronouncements

In May 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-04 ("ASU 2011-04") which provides additional guidance to improve disclosures regarding fair value measurements which will require expanded disclosures for fair value measurements categorized as Level 3. Under such requirements, public entities will be required to disclose quantitative and qualitative information about the unobservable inputs and assumptions used in Level 3 fair value measurements, as well as a description of the valuation policies and procedures in place. For public entities, ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company’s adoption of ASU 2011-04 has not had a material impact on these financial statements.

C.  Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and which the Investment Advisor believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Company follows the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

8

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Portfolio Fund if the Company were able to sell its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

9

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2012.

	Assets at Fair Value as of September 30, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Buyout	$-	$-	$16,358,895	$16,358,895
Special Situations	-	-	3,922,158	3,922,158
Venture Capital	-	-	8,784,325	8,784,325

Totals	$-	$-	$29,065,378	$29,065,378

10

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

The following table includes a rollforward of the amounts for the six months ended September 30, 2012 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs
Investments in Portfolio Funds
Balance as of April 1, 2012	$11,321,802
Net change in unrealized appreciation on investments	4,268,445
Net realized gain on investments	1,422,142
Contributions	14,321,401
Distributions	(2,268,412)
Balance as of September 30, 2012	$29,065,378

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $4,268,445.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2012 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include overnight investments in commercial paper, which are classified as a Level 1 asset.

D.  Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2012, the Company did not hold any cash equivalents.

E.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

11

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

F. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company will recognize within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation (depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company, and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G.  Organization Fees

The Company incurred and expensed $2,962 in organizational expenses for the six months ended September 30, 2012. Prior to the Commencement of Operations (August 10, 2011), the Investment Advisor paid $118,857 in organizational fees, which was reimbursed by the Company.

H.  Income Taxes

The Company is a limited liability company that is treated as a partnership for tax purposes. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2012, the Company has not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and September 30, 2012, the estimated cost of the Portfolio Funds at September 30, 2012, for federal tax purposes is $21,325,729. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at September 30, 2012, is $7,739,649, which consists of unrealized appreciation and depreciation of $9,041,799 and $1,302,150, respectively.

12

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Company’s tax position for the open tax period and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six months ended September 30, 2012, the Company did not incur any interest or penalties.

I.  Contribution Policy

Capital contributions shall be credited to each Member’s capital account when paid. Capital contributions will be determined based on a percentage of commitments. As of September 30, 2012, the Company issued 27,802.31 units.

J.  Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the LLC Agreement.

K.  Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

13

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

L.  Company Expenses

The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

M.  Foreign Currency Conversion

The Company has foreign investments which require the Company to convert these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are converted into the U.S. dollar using period end exchange rates. The resulting conversion adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital and distributions received from these foreign Portfolio Companies are converted into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members' Equity - Net Assets of the Company are presented at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3.  Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the final closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2012, the Company incurred Advisory Fees totaling $294,643.

14

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the Company has retained JD Clark & Company (the “Administrator”) as administrator, accounting agent, tax preparer and investor services agent. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation. For the six months ended September 30, 2012, the Company incurred administration fees totaling $32,500. In addition, UMB Bank N.A, serves as the Company's custodian.

The Board is made up of five managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $40,000. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing services to the Company. The Board does not have a compensation committee. For the six months ended September 30, 2012, the Company incurred $100,000 in Board of Managers’ fees.

4. Capital Commitments from Feeder Funds

At September 30, 2012, capital commitments from the Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $26,990,544, which represents approximately 18.00% of committed capital at September 30, 2012.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on the Member's percentage interest, as defined in the Company's limited liability company agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2012, the Company has total capital commitments of $75,281,648 to the Portfolio Funds with remaining unfunded commitments of $52,147,013 to the Portfolio Funds.

15

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds each represent five percent or more of Members’ Equity – Net Assets of the Fund. Thus, the Portfolio Funds’ investment objectives and restrictions on redemptions are discussed below.

Apax US VII, L.P. represents 8.24% of Members' Equity – Net Assets of the Company. The objective of Apax US VII, L.P. is to seek long-term capital growth through the provision of risk capital.

Francisco Partners, L.P. represents 5.27% of Members' Equity - Net Assets of the Company. The objective of Francisco Partners, L.P. is to make investments in technology companies, both domestically and internationally, for long term capital appreciation, using various transaction structures including leveraged buyouts, management buyouts, spinouts, recapitalizations, minority investments, restructurings and growth equity investments.

InterWest Partners IX, L.P. represents 5.68% of Members’ Equity – Net Assets of the Company. The objective of InterWest Partners IX, L.P. is to seek long-term capital appreciation by developing, negotiating and acquiring equity positions in a limited but diversified number of small and medium sized growth companies.

Thomas H. Lee Equity Fund VI, L.P. represents 17.65% of Members' Equity - Net Assets of the Company. The objective of Thomas H. Lee Equity Fund VI, L.P. is to make equity investments in friendly management-led acquisitions and recapitalizations.

Vision Capital Partners VII, L.P. represents 10.64% of Members' Equity - Net Assets of the Company. The primary purpose of Vision Capital Partners VII, L.P. is to invest in unquoted companies in order to achieve income and capital gains.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and, therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

16

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

Many of the Portfolio Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9.  Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

The Company may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by the registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

17

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2012

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments. In addition, defaults by Company Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2012, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

18

Excelsior Private Markets Fund II (Master), LLC
Supplemental Information (Unaudited)

Advisory Agreement Approval

At a meeting held in person on June 28, 2012, the Board, including a majority of the Disinterested Managers, approved the continuation of the Company’s investment advisory agreement (the “Advisory Agreement”) with the Adviser for an additional one year period. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, as well as unregistered funds managed by the Adviser; and information relating to the costs and profitability of the Adviser (“Profitability Analysis”) from its relationship with the Company. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company. The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Board. In doing so, the Board considered the Adviser’s extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company and noted that the Adviser and Bank of America are committed to registered funds of private equity funds. The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the materials distributed in connection with the consideration of the continuation of the Advisory Agreement. The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser. The Board concluded that the Company’s performance compared favorably with the performance of similar funds.

The Board also considered information comparing the fees and expenses of the Company to those of other similar funds of private equity funds. In this regard, the Independent Managers determined that the fees and expenses of the Company are within the range of those of similar funds. The Independent Managers determined that the fee payable to the Adviser is reasonable.

19

Excelsior Private Markets Fund II (Master), LLC
Supplemental Information (Unaudited)

The Board reviewed and discussed the Profitability Analysis. Representatives of the Adviser noted that the Adviser had not received any significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, and other information discussed at the meeting, the Board determined that the current profitability to the Adviser was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Company and the Adviser’s services levels, the current profitability of the Adviser resulting from its relationships with the Company was not excessive.

With regard to economies of scale, the Board considered the fact that economies of scale are realized when there is a significant increase in a fund’s assets. The Independent Managers accepted management’s assertion that, although the net assets of the Company have grown since its inception, the assets of the Company have not reached a size for the Adviser to realize economies of scale that could be shared with the Company’s investors.

The Board, including a majority of the Independent Managers, determined that it is in the best interest of the Company and its members that the Adviser continue to serve as the investment adviser of the Company and approved the continuance of the Advisory Agreement for an additional annual period.

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Company collect at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2012.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information concerning operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company collect at 866-637-2587.

20

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Private Markets Fund II (Master), LLC

By (Signature and Title) /s/ James D. Bowden

                                 James D. Bowden, Principal Executive Officer

Date December 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James D. Bowden

                                 James D. Bowden, Principal Executive Officer

Date December 10, 2012

By (Signature and Title) /s/ Steven L. Suss

                                 Steven L. Suss, Principal Financial Officer

Date December 10, 2012